ORGANIZATION	6 Months Ended
Jun. 30, 2024
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

BIT Mining Limited (the “Company”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the original name of “Fine Success Limited”, which was changed to “500wan.com” on May 9, 2011, and changed to “500.com Limited” on October 9, 2013. The Company changed to the new name of “BIT Mining Limited” and the new ticker symbol “BTCM” effective April 20, 2021.

The Company has completed the transformation of its business and become an enterprise that primarily engages in cryptocurrency mining, data center operation and mining pool operation in 2021, and further disposed of its mining pool business in January 2024.

As of June 30, 2024, the Company has subsidiaries incorporated in countries and jurisdictions including British Virgin Islands, Cayman Islands, Hong Kong, the United States of America (“USA”), Canada, mainland China, Malta, Cyprus and Curacao. The Company and its subsidiaries are hereinafter collectively referred to as the “Group”.

As of June 30, 2024, the Company’s major subsidiaries are listed below:

			Percentage of
	Date of	Place of	ownership by
Entity	establishment	establishment	the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
BT Mining Limited (BT Mining)	April 19, 2021	Cayman Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
Bee Computing (HK) Limited (“Bee Computing”)	May 17, 2016	Hong Kong	100%	Miner Manufacturing
Yibao Energy (Guangzhou) New Energy Technology Limited (“Yibao Energy”)	December 21, 2023	Mainland China	100%	Technology Service
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	Mainland China	100%	Technology Service
Star Light Inc. (“Star Light”)	January 29, 2021	Cayman Islands	100%	Investment Holding
Skill Esport Limited (“Skill Esport”)	May 23, 2018	Hong Kong	100%	Cryptocurrency Mining
Summit Bend US Corporation (“Summit Bend”)	September 22, 2021	USA	100%	Investment Holding
Star Light Ohio I Corporation (“Ohio I”)	September 23, 2021	USA	100%	Cryptocurrency Mining
Star Light Ohio II Corporation (“Ohio II”)	September 23, 2021	USA	100%	Investment Holding
Asgard Data Centers LLC (“Asgard”)	September 16, 2021	USA	100%	Data Center Service
Alliance International Technologies Limited (“Alliance International Technologies”)**	March 11, 2020	British Virgin Islands	100%	Cryptocurrency Mining
1324492 B.C.Ltd	September 16, 2021	Canada	100%	Investment Holding
The Multi Group Ltd (“The Multi Group” or “TMG”)	June 26, 2015	Malta	100%	Investment Holding
Multi Warehouse Ltd*	December 3, 2014	Malta	100%	Online Gaming
Multi Brand Gaming Ltd*	October 3, 2014	Malta	100%	Online Gaming
Multilotto UK Ltd*	September 1, 2016	Malta	100%	Online Gaming
Lotto Warehouse Ltd*	September 1, 2016	Malta	100%	Online Gaming
Wasp Media Ltd*	August 12, 2016	Malta	100%	Online Gaming
Round Spot Services Ltd*	May 6, 2015	Cyprus	100%	Online Gaming
Multi Pay N.V.*	August 25, 2011	Curacao	100%	Online Gaming
Oddson Europe Ltd*	January 10, 2018	Malta	100%	Online Gaming

*    A subsidiary of the Multi Group

** Alliance International Technologies is the holding company of the mining pool business prior to the disposition in January 2024 and is also engaged in cryptocurrency mining operation.

Going Concern

The accompanying unaudited interim condensed consolidated financial statements are prepared in accordance with U.S. GAAP applicable to a going concern. This presentation contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

1.    ORGANIZATION (continued)

The Group has incurred net loss from continuing operations of US$5,079 for the six months ended June 30, 2023 and minimal net income from continuing operations of US$21 for the six months ended June 30, 2024. The Group also had negative cash flows from operating activities of US$17,070 and US$12,143 for the six months ended June 30, 2023 and 2024, respectively. The Group agreed to enter into a deferred prosecution agreement (the “DPA”) with the U.S. Department of Justice (the “DOJ”) and submitted an offer of settlement (the “Offer of Settlement”) to the U.S. Securities and Exchange Commission (the “SEC”) to resolve the previously-disclosed investigations by the DOJ and SEC related to the potential development of an integrated casino resort project in Japan, in which the Group agreed to a combined penalty amount of US$10,000. The Offer of Settlement is subject to review and approval by the Commissioners of the SEC. The Group believes the loss contingency is probable and accrued, to its best estimate, US$10,000 as of June 30, 2024 for the legal contingency based on the latest status of the discussions. See Note 14 for more details. Payments of the combined penalty amounts will further deplete the Group’s liquidity and cash position. In addition, the Group has received a letter from the New York Stock Exchange (“NYSE”) related to its failure to comply with applicable market capitalization and equity criteria in the NYSE’s continued listing standards. The Group has submitted a business plan as to how it intends to regain compliance and is now subject to quarterly monitoring for compliance with the plan. If the Group does not regain compliance, its American depositary shares (“ADSs”) could be delisted from the NYSE. If the Group’s ADSs were delisted from the NYSE, the liquidity and the trading price of its ADSs would be materially and adversely affected.

The assessment of the Group’s ability to meet its future obligations is inherently judgmental, subjective and susceptible to change. The Group considered the projected cash flows for the next twelve months after the issuance of the unaudited interim financial statements. Such cash flows included cash inflows from disposal of cryptocurrency assets at projected prices. Due to a high degree of uncertainties in future prices of cryptocurrency assets, the Group cannot assert that it is probable it will have sufficient cash and cash equivalents to maintain the Group’s planned operations for the next twelve months following the issuance of these unaudited interim financial statements. The Group has considered both quantitative and qualitative factors that are known or reasonably knowable as of the date of this unaudited interim financial statements are issued and concluded that there are conditions present in the aggregate that raise substantial doubt about the Group’s ability to continue as a going concern.

In response to these conditions, the Group may seek to sell additional equity securities or debt securities or borrow from lending institutions. These financing plans are subject to market conditions, and are not within the Group’s control, and therefore, cannot be deemed probable. There is no assurance that the Group will be successful in implementing its plans. As a result, the Group has concluded that management’s plans do not alleviate substantial doubt about the Group’s ability to continue as a going concern.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.